		•	Pacific Select Fund
June 30, 2008		•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
Semi-Annual Reports

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-1
Where to Go for More Information	F-4

     The 2008 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

     The 2008 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	2,367	$18,942	$24,029
International Value	International Value	8,509	99,853	131,426
Long/Short Large-Cap (1)	Long/Short Large-Cap	1,802	18,308	16,845
International Small-Cap	International Small-Cap	1,643	16,457	16,369
Equity Index	Equity Index	4,246	79,745	120,013
Small-Cap Index	Small-Cap Index	2,004	17,182	22,444
Diversified Research	Diversified Research	3,021	28,098	30,859
Equity	Equity	1,477	22,719	25,262
American Funds® Growth-Income	American Funds Growth-Income	3,718	38,857	39,447
American Funds Growth	American Funds Growth	3,659	39,264	41,791
Large-Cap Value	Large-Cap Value	5,327	55,967	63,129
Technology	Technology	690	2,624	3,515
Short Duration Bond	Short Duration Bond	3,744	36,367	34,920
Floating Rate Loan	Floating Rate Loan	1,956	19,159	17,312
Diversified Bond	Diversified Bond	4,137	41,496	38,160
Growth LT	Growth LT	6,437	98,967	130,533
Focused 30	Focused 30	1,734	17,128	23,799
Health Sciences	Health Sciences	515	3,898	4,944
Mid-Cap Equity (2)	Mid-Cap Equity (2)	6,565	73,377	86,997
Large-Cap Growth	Large-Cap Growth	2,574	16,617	16,308
International Large-Cap	International Large-Cap	10,511	66,308	70,890
Small-Cap Value	Small-Cap Value	1,387	14,524	17,431
Multi-Strategy	Multi-Strategy	3,124	41,471	48,534
Main Street® Core	Main Street Core	5,363	91,279	106,675
Emerging Markets	Emerging Markets	3,417	26,416	52,199
Money Market	Money Market	4,834	48,694	48,734
High Yield Bond	High Yield Bond	6,888	44,535	42,556
Managed Bond	Managed Bond	14,055	147,783	155,418
Inflation Managed	Inflation Managed	10,532	108,679	120,557
Comstock	Comstock	4,718	37,419	38,125
Mid-Cap Growth	Mid-Cap Growth	2,962	17,492	24,573
Real Estate	Real Estate	1,540	17,272	22,482
Small-Cap Equity	Small-Cap Equity	1,167	14,133	14,431

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth	AllianceBernstein VPS Balanced Wealth	96	1,134	1,095
Strategy Class B (1)	Strategy Class B

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III (1)	BlackRock Global Allocation V.I. Class III	1,040	15,261	14,796

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds	53	475	437
Allocation Class 4 (1)	Allocation Class 4

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$24,029	$131,426	$16,845	$16,369	$120,013	$22,444	$30,859
Receivables:
Due from Pacific Life Insurance Company	—	1	—	13	1	1	1
Fund shares redeemed	32	12	15	—	32	87	15

Total Assets	24,061	131,439	16,860	16,382	120,046	22,532	30,875

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	32	12	15	—	32	87	15
Fund shares purchased	—	—	—	13	—	—	—
Other	1	—	1	—	—	—	—

Total Liabilities	33	12	16	13	32	87	15

NET ASSETS	$24,028	$131,427	$16,844	$16,369	$120,014	$22,445	$30,860

Units Outstanding	2,144	6,207	1,805	1,676	3,216	1,455	2,664

Accumulation Unit Value	$11.21	$21.18	$9.33	$9.77	$37.32	$15.42	$11.58

Cost of Investments	$18,942	$99,853	$18,308	$16,457	$79,745	$17,182	$28,098

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$25,262	$39,447	$41,791	$63,129	$3,515	$34,920	$17,312
Receivables:
Due from Pacific Life Insurance Company	—	1	1	1	—	2	—
Fund shares redeemed	7	17	61	62	100	130	24

Total Assets	25,269	39,465	41,853	63,192	3,615	35,052	17,336

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7	17	61	62	100	130	24
Other	—	—	—	—	—	—	2

Total Liabilities	7	17	61	62	100	130	26

NET ASSETS	$25,262	$39,448	$41,792	$63,130	$3,515	$34,922	$17,310

Units Outstanding	1,433	3,505	3,208	4,598	609	3,344	1,833

Accumulation Unit Value	$17.63	$11.26	$13.03	$13.73	$5.77	$10.44	$9.44

Cost of Investments	$22,719	$38,857	$39,264	$55,967	$2,624	$36,367	$19,159

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$38,160	$130,533	$23,799	$4,944	$86,997	$16,308	$70,890
Receivables:
Due from Pacific Life Insurance Company	—	1	—	—	2	2	4
Fund shares redeemed	50	172	94	38	93	30	73

Total Assets	38,210	130,706	23,893	4,982	87,092	16,340	70,967

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	50	172	94	38	93	30	73
Other	2	—	—	—	—	—	—

Total Liabilities	52	172	94	38	93	30	73

NET ASSETS	$38,158	$130,534	$23,799	$4,944	$86,999	$16,310	$70,894

Units Outstanding	3,816	3,475	1,754	418	4,279	2,206	6,677

Accumulation Unit Value	$10.00	$37.56	$13.57	$11.83	$20.33	$7.39	$10.62

Cost of Investments	$41,496	$98,967	$17,128	$3,898	$73,377	$16,617	$66,308

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2008 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$17,431	$48,534	$106,675	$52,199	$48,734	$42,556	$155,418
Receivables:
Due from Pacific Life Insurance Company	—	—	2	1	176	32	—
Fund shares redeemed	94	85	125	53	—	—	15

Total Assets	17,525	48,619	106,802	52,253	48,910	42,588	155,433

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	94	85	125	53	—	—	15
Fund shares purchased	—	—	—	—	176	31	—

Total Liabilities	94	85	125	53	176	31	15

NET ASSETS	$17,431	$48,534	$106,677	$52,200	$48,734	$42,557	$155,418

Units Outstanding	860	1,429	3,232	2,122	3,019	1,470	5,288

Accumulation Unit Value	$20.26	$33.96	$33.00	$24.60	$16.14	$28.94	$29.39

Cost of Investments	$14,524	$41,471	$91,279	$26,416	$48,694	$44,535	$147,783

						AllianceBernstein
						VPS Balanced	BlackRock
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Global Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B	V.I. Class III

ASSETS
Investments in portfolios, at value	$120,557	$38,125	$24,573	$22,482	$14,431	$1,095	$14,796
Receivables:
Due from Pacific Life Insurance Company	—	33	1	—	—	—	—
Fund shares redeemed	100	—	6	126	39	48	69

Total Assets	120,657	38,158	24,580	22,608	14,470	1,143	14,865

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	100	—	6	126	39	48	69
Fund shares purchased	—	33	—	—	—	—	—
Other	—	1	—	—	1	—	1

Total Liabilities	100	34	6	126	40	48	70

NET ASSETS	$120,557	$38,124	$24,574	$22,482	$14,430	$1,095	$14,795

Units Outstanding	3,995	4,044	2,783	729	1,052	117	1,524

Accumulation Unit Value	$30.17	$9.43	$8.83	$30.84	$13.72	$9.33	$9.71

Cost of Investments	$108,679	$37,419	$17,492	$17,272	$14,133	$1,134	$15,261

	Franklin
	Templeton VIP
	Founding Funds
	Allocation
	Class 4
ASSETS
Investments in portfolios, at value	$437

Total Assets	437

NET ASSETS (1)	$437

Units Outstanding	47

Accumulation Unit Value	$9.21

Cost of Investments	$475

(1)	No outstanding liabilities for the variable account as of June 30, 2008.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(in thousands)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap (1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$32	$—	$28	$5	$3	$1
EXPENSES
Mortality and expense risk fees	153	912	35	113	774	207	244

Net Investment Loss	(153)	(880)	(35)	(85)	(769)	(204)	(243)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(154)	(1,038)	(10)	(173)	2,243	1,991	2,014
Capital gain distributions	2,252	6,148	—	—	5,409	2,146	4,939

Realized Gain (Loss)	2,098	5,110	(10)	(173)	7,652	4,137	6,953

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(6,655)	(23,455)	(1,463)	(1,119)	(24,592)	(7,579)	(10,777)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($4,710)	($19,225)	($1,508)	($1,377)	($17,709)	($3,646)	($4,067)

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends (2)	$10	$—	$—	$6	$4	$670	$633
EXPENSES
Mortality and expense risk fees	172	286	248	433	25	224	108

Net Investment Income (Loss)	(162)	(286)	(248)	(427)	(21)	446	525

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	455	239	(320)	525	(252)	(165)	(149)
Capital gain distributions	3,401	1,621	5,920	2,559	723	—	—

Realized Gain (Loss)	3,856	1,860	5,600	3,084	471	(165)	(149)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(7,143)	(7,240)	(9,116)	(13,036)	(1,547)	(1,051)	(860)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,449)	($5,666)	($3,764)	($10,379)	($1,097)	($770)	($484)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (3)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$771	$60	$9	$—	$—	$—	$243
EXPENSES
Mortality and expense risk fees	256	856	138	39	601	111	478

Net Investment Income (Loss)	515	(796)	(129)	(39)	(601)	(111)	(235)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(281)	4,149	76	(211)	172	141	(423)
Capital gain distributions	—	17,138	1,558	679	13,057	3,407	16,045

Realized Gain (Loss)	(281)	21,287	1,634	468	13,229	3,548	15,622

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(2,048)	(37,503)	(4,584)	(1,239)	(22,594)	(7,071)	(22,170)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,814)	($17,012)	($3,079)	($810)	($9,966)	($3,634)	($6,783)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	American Funds Growth Portfolio declared dividends during the six-month period ended June 30, 2008. The amount received by the American Funds Growth Variable Account in full dollars was $499 for the period and is not shown on the above Statements of Operations due to rounding.

(3)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)
(in thousands)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$2	$66	$4	$52	$608	$1,744	$2,451
EXPENSES
Mortality and expense risk fees	109	323	738	373	289	285	1,037

Net Investment Income (Loss)	(107)	(257)	(734)	(321)	319	1,459	1,414

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	295	920	4,098	2,875	98	(292)	1,178
Capital gain distributions	1,842	3,201	12,576	9,265	—	—	1,495

Realized Gain (Loss)	2,137	4,121	16,674	12,140	98	(292)	2,673

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(2,658)	(8,140)	(29,096)	(19,806)	(73)	(2,386)	(4,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($628)	($4,276)	($13,156)	($7,987)	$344	($1,219)	($496)

						AllianceBernstein
						VPS Balanced	BlackRock
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Global Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B (1)	V.I. Class III (1)

INVESTMENT INCOME
Dividends	$2,421	$—	$4	$117	$1	$—	$—
EXPENSES
Mortality and expense risk fees	794	309	191	171	61	1	21

Net Investment Income (Loss)	1,627	(309)	(187)	(54)	(60)	(1)	(21)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	958	(1,777)	598	2,978	(52)	(6)	(4)
Capital gain distributions	597	2,027	3,181	6,617	244	—	—

Realized Gain (Loss)	1,555	250	3,779	9,595	192	(6)	(4)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	354	(8,248)	(7,210)	(10,866)	(447)	(38)	(464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,536	($8,307)	($3,618)	($1,325)	($315)	($45)	($489)

	Franklin
	Templeton VIP
	Founding Funds
	Allocation
	Class 4 (1)
INVESTMENT INCOME
Dividends	$—
EXPENSES
Mortality and expense risk fees	1

Net Investment Loss	(1)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(3)
Capital gain distributions	—

Realized Loss	(3)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(38)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($42)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Small-Cap Growth (1)		International Value		Long/Short Large-Cap
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,
	2008 (2)	2007	2008 (2)	2007	2008 (2), (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($153)	($349)	($880)	$1,170	($35)
Realized gain (loss)	2,098	507	5,110	22,231	(10)
Change in unrealized appreciation (depreciation) on investments	(6,655)	3,227	(23,455)	(15,098)	(1,463)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,710)	3,385	(19,225)	8,303	(1,508)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	137	322	747	1,983	34
Transfers between variable and fixed accounts, net	1,476	5,206	(6,554)	6,791	18,705
Transfers—policy charges and deductions	(175)	(254)	(1,109)	(2,604)	(28)
Transfers—surrenders	(1,595)	(4,222)	(9,066)	(21,760)	(358)
Transfers—other	(1)	—	1	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(158)	1,052	(15,981)	(15,592)	18,352

NET INCREASE (DECREASE) IN NET ASSETS	(4,868)	4,437	(35,206)	(7,289)	16,844

NET ASSETS
Beginning of Year or Periods	28,896	24,459	166,633	173,922	—

End of Year or Periods	$24,028	$28,896	$131,427	$166,633	$16,844

	International Small-Cap		Equity Index		Small-Cap Index
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (2)	2007	2008 (2)	2007	2008 (2)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($85)	($42)	($769)	$652	($204)	($2)
Realized gain (loss)	(173)	(240)	7,652	17,107	4,137	(567)
Change in unrealized appreciation (depreciation) on investments	(1,119)	554	(24,592)	(11,116)	(7,579)	(1,343)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,377)	272	(17,709)	6,643	(3,646)	(1,912)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	164	373	405	1,625	270	457
Transfers between variable and fixed accounts, net	(1,814)	4,602	8,176	(18,258)	(15,679)	5,525
Transfers—policy charges and deductions	(98)	(250)	(1,074)	(2,568)	(299)	(602)
Transfers—surrenders	(1,116)	(2,639)	(6,781)	(18,757)	(1,721)	(6,636)
Transfers—other	—	—	(1)	—	—	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,864)	2,086	725	(37,958)	(17,429)	(1,254)

NET INCREASE (DECREASE) IN NET ASSETS	(4,241)	2,358	(16,984)	(31,315)	(21,075)	(3,166)

NET ASSETS

Beginning of Year or Period	20,610	18,252	136,998	168,313	43,520	46,686

End of Year or Period	$16,369	$20,610	$120,014	$136,998	$22,445	$43,520

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Unaudited.

(3)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Diversified Research		Equity		American Funds Growth-Income
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($243)	($307)	($162)	($366)	($286)	($31)
Realized gain	6,953	2,709	3,856	1,064	1,860	173
Change in unrealized appreciation (depreciation) on investments	(10,777)	(2,000)	(7,143)	1,035	(7,240)	1,692

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,067)	402	(3,449)	1,733	(5,666)	1,834

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	239	597	75	275	317	796
Transfers between variable and fixed accounts, net	(8,319)	(8,336)	(596)	74	(5,017)	4,300
Transfers—policy charges and deductions	(289)	(630)	(245)	(395)	(250)	(671)
Transfers—surrenders	(2,631)	(5,919)	(1,861)	(5,255)	(2,832)	(6,887)
Transfers—other	1	—	1	(2)	—	2

Net Decrease in Net Assets Derived from Contract Owner Transactions	(10,999)	(14,288)	(2,626)	(5,303)	(7,782)	(2,460)

NET DECREASE IN NET ASSETS	(15,066)	(13,886)	(6,075)	(3,570)	(13,448)	(626)

NET ASSETS
Beginning of Year or Period	45,926	59,812	31,337	34,907	52,896	53,522

End of Year or Period	$30,860	$45,926	$25,262	$31,337	$39,448	$52,896

	American Funds Growth		Large-Cap Value		Technology
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($248)	($379)	($427)	($152)	($21)	($54)
Realized gain	5,600	2,965	3,084	1,567	471	278
Change in unrealized appreciation (depreciation) on investments	(9,116)	1,893	(13,036)	700	(1,547)	471

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,764)	4,479	(10,379)	2,115	(1,097)	695

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	279	690	487	1,298	37	60
Transfers between variable and fixed accounts, net	7,847	(6,992)	(692)	(7,618)	(1,699)	2,670
Transfers—policy charges and deductions	(175)	(453)	(676)	(979)	(9)	(187)
Transfers—surrenders	(3,040)	(6,342)	(4,402)	(10,632)	(264)	(874)
Transfers—other	—	(2)	2	2	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,911	(13,099)	(5,281)	(17,929)	(1,935)	1,669

NET INCREASE (DECREASE) IN NET ASSETS	1,147	(8,620)	(15,660)	(15,814)	(3,032)	2,364

NET ASSETS
Beginning of Year or Period	40,645	49,265	78,790	94,604	6,547	4,183

End of Year or Period	$41,792	$40,645	$63,130	$78,790	$3,515	$6,547

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Short Duration Bond		Floating Rate Loan		Diversified Bond
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007 (2)	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$446	$1,321	$525	$589	$515	$1,268
Realized gain (loss)	(165)	(753)	(149)	(107)	(281)	—
Change in unrealized appreciation (depreciation) on investments	(1,051)	750	(860)	(987)	(2,048)	(1,548)

Net Increase (Decrease) in Net Assets Resulting from Operations	(770)	1,318	(484)	(505)	(1,814)	(280)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	254	639	128	165	321	545
Transfers between variable and fixed accounts, net	2,188	(12,566)	1,712	18,647	800	24,481
Transfers—policy charges and deductions	(343)	(715)	(118)	(108)	(257)	(368)
Transfers—surrenders	(1,895)	(5,220)	(841)	(1,285)	(2,124)	(3,820)
Transfers—other	—	1	—	(1)	1	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	204	(17,861)	881	17,418	(1,259)	20,836

NET INCREASE (DECREASE) IN NET ASSETS	(566)	(16,543)	397	16,913	(3,073)	20,556

NET ASSETS
Beginning of Year or Periods	35,488	52,031	16,913	—	41,231	20,675

End of Year or Periods	$34,922	$35,488	$17,310	$16,913	$38,158	$41,231

	Growth LT		Focused 30		Health Sciences
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($796)	($1,409)	($129)	($185)	($39)	($80)

Realized gain	21,287	15,621	1,634	357	468	98

Change in unrealized appreciation (depreciation) on investments	(37,503)	7,909	(4,584)	5,367	(1,239)	774

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,012)	22,121	(3,079)	5,539	(810)	792

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	499	1,708	86	220	29	37

Transfers between variable and fixed accounts, net	808	(12,996)	1,440	7,024	(1,004)	1,761

Transfers—policy charges and deductions	(1,273)	(2,912)	(86)	(230)	(44)	(106)

Transfers—surrenders	(8,367)	(22,378)	(1,973)	(3,918)	(588)	(788)

Transfers—other	(3)	(1)	(4)	1	1	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,336)	(36,579)	(537)	3,097	(1,606)	904

NET INCREASE (DECREASE) IN NET ASSETS	(25,348)	(14,458)	(3,616)	8,636	(2,416)	1,696

NET ASSETS
Beginning of Year or Period	155,882	170,340	27,415	18,779	7,360	5,664

End of Year or Period	$130,534	$155,882	$23,799	$27,415	$4,944	$7,360

(1)	Unaudited.

(2)	Operations commenced on May 4, 2007.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Mid-Cap Equity (1)		Large-Cap Growth		International Large-Cap
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (2)	2007	2008 (2)	2007	2008 (2)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($601)	($750)	($111)	($355)	($235)	$49
Realized gain	13,229	1,651	3,548	2,524	15,622	29,645
Change in unrealized appreciation (depreciation) on investments	(22,594)	(3,618)	(7,071)	3,043	(22,170)	(19,894)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,966)	(2,717)	(3,634)	5,212	(6,783)	9,800

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	747	1,838	162	521	554	1,527
Transfers between variable and fixed accounts, net	(5,832)	(5,013)	(3,263)	(17,135)	(2,625)	(40,128)
Transfers—policy charges and deductions	(560)	(1,467)	(90)	(287)	(377)	(1,178)
Transfers—surrenders	(5,703)	(15,213)	(1,167)	(3,864)	(4,875)	(12,458)
Transfers—other	3	3	—	3	1	8

Net Decrease in Net Assets Derived from Contract Owner Transactions	(11,345)	(19,852)	(4,358)	(20,762)	(7,322)	(52,229)

NET DECREASE IN NET ASSETS	(21,311)	(22,569)	(7,992)	(15,550)	(14,105)	(42,429)

NET ASSETS
Beginning of Year or Period	108,310	130,879	24,302	39,852	84,999	127,428

End of Year or Period	$86,999	$108,310	$16,310	$24,302	$70,894	$84,999

	Small-Cap Value		Multi-Strategy		Main Street Core
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (2)	2007	2008 (2)	2007	2008 (2)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($107)	$78	($257)	$920	($734)	($237)
Realized gain	2,137	2,081	4,121	2,805	16,674	7,463
Change in unrealized depreciation on investments	(2,658)	(1,384)	(8,140)	(1,510)	(29,096)	(2,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	(628)	775	(4,276)	2,215	(13,156)	5,054

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	112	262	112	638	600	1,704
Transfers between variable and fixed accounts, net	608	(4,913)	(2,227)	(3,023)	(8,748)	(2,686)
Transfers—policy charges and deductions	(117)	(370)	(750)	(1,999)	(1,174)	(2,660)
Transfers—surrenders	(1,146)	(3,207)	(2,847)	(7,482)	(7,126)	(19,526)
Transfers—other	1	—	(1)	1	(1)	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(542)	(8,228)	(5,713)	(11,865)	(16,449)	(23,169)

NET DECREASE IN NET ASSETS	(1,170)	(7,453)	(9,989)	(9,650)	(29,605)	(18,115)

NET ASSETS
Beginning of Year or Period	18,601	26,054	58,523	68,173	136,282	154,397

End of Year or Period	$17,431	$18,601	$48,534	$58,523	$106,677	$136,282

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Emerging Markets		Money Market		High Yield Bond
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($321)	($137)	$319	$1,607	$1,459	$3,425
Realized gain (loss)	12,140	15,353	98	70	(292)	(52)
Change in unrealized appreciation (depreciation) on investments	(19,806)	2,719	(73)	(16)	(2,386)	(2,627)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,987)	17,935	344	1,661	(1,219)	746

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	291	800	252	1,895	197	551
Transfers between variable and fixed accounts, net	(6,866)	(1,885)	16,872	21,215	(1,072)	(4,347)
Transfers—policy charges and deductions	(328)	(753)	(1,004)	(2,623)	(607)	(1,047)
Transfers—surrenders	(4,255)	(8,322)	(10,733)	(22,838)	(3,001)	(7,081)
Transfers—other	1	—	1	—	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,157)	(10,160)	5,388	(2,351)	(4,483)	(11,925)

NET INCREASE (DECREASE) IN NET ASSETS	(19,144)	7,775	5,732	(690)	(5,702)	(11,179)

NET ASSETS
Beginning of Year or Period	71,344	63,569	43,002	43,692	48,259	59,438

End of Year or Period	$52,200	$71,344	$48,734	$43,002	$42,557	$48,259

	Managed Bond		Inflation Managed		Comstock
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,414	$5,268	$1,627	$3,634	($309)	$55
Realized gain (loss)	2,673	234	1,555	29	250	(464)
Change in unrealized appreciation (depreciation) on investments	(4,583)	5,952	354	6,597	(8,248)	(3,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	(496)	11,454	3,536	10,260	(8,307)	(3,563)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	894	2,285	894	1,594	432	887
Transfers between variable and fixed accounts, net	(2,926)	13,502	(732)	15,086	(8,447)	17,656
Transfers—policy charges and deductions	(1,587)	(2,560)	(1,304)	(1,734)	(284)	(649)
Transfers—surrenders	(9,851)	(22,258)	(7,909)	(14,691)	(3,038)	(7,862)
Transfers—other	—	(4)	(1)	(1)	3	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,470)	(9,035)	(9,052)	254	(11,334)	10,032

NET INCREASE (DECREASE) IN NET ASSETS	(13,966)	2,419	(5,516)	10,514	(19,641)	6,469

NET ASSETS
Beginning of Year or Period	169,384	166,965	126,073	115,559	57,765	51,296

End of Year or Period	$155,418	$169,384	$120,557	$126,073	$38,124	$57,765

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Mid-Cap Growth		Real Estate		Small-Cap Equity (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (2)	2007	2008 (2)	2007	2008 (2)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($187)	($288)	($54)	($166)	($60)	($73)
Realized gain (loss)	3,779	(126)	9,595	6,731	192	12
Change in unrealized appreciation (depreciation) on investments	(7,210)	6,826	(10,866)	(13,208)	(447)	214

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,618)	6,412	(1,325)	(6,643)	(315)	153

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	213	517	170	491	86	110
Transfers between variable and fixed accounts, net	(7,217)	3,430	(4,705)	(10,716)	7,151	4,573
Transfers—policy charges and deductions	(173)	(400)	(177)	(742)	(35)	(71)
Transfers—surrenders	(2,156)	(5,145)	(2,006)	(5,735)	(668)	(790)
Transfers—other	1	(1)	—	6	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,332)	(1,599)	(6,718)	(16,696)	6,534	3,823

NET INCREASE (DECREASE) IN NET ASSETS	(12,950)	4,813	(8,043)	(23,339)	6,219	3,976

NET ASSETS
Beginning of Year or Period	37,524	32,711	30,525	53,864	8,211	4,235

End of Year or Period	$24,574	$37,524	$22,482	$30,525	$14,430	$8,211

	AllianceBernstein VPS				Franklin Templeton VIP
	Balanced Wealth Strategy		BlackRock Global Allocation		Founding Funds Allocation
	Class B		V.I. Class III		Class 4
	Period Ended		Period Ended		Period Ended
	June 30,		June 30,		June 30,
	2008 (2), (3)		2008 (2), (3)		2008 (2), (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1)		($21)		($1)
Realized loss	(6)		(4)		(3)
Change in unrealized depreciation on investments	(38)		(464)		(38)

Net Decrease in Net Assets Resulting from Operations	(45)		(489)		(42)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—		50		1
Transfers between variable and fixed accounts, net	1,172		15,344		511
Transfers—policy charges and deductions	(—)		(10)		(—)
Transfers—surrenders	(32)		(99)		(32)
Transfers—other	—		(1)		(1)

Net Increase in Net Assets Derived from Contract Owner Transactions	1,140		15,284		479

NET INCREASE IN NET ASSETS	1,095		14,795		437

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$1,095		$14,795		$437

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Unaudited.

(3)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
01/01/2008-06/30/2008 (Unaudited)	$11.21	2,144	$24,028	0.00%	1.25%	(16.41%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%
2003	9.55	4,053	38,693	0.48%	1.25%	31.49%

International Value
01/01/2008-06/30/2008 (Unaudited)	$21.18	6,207	$131,427	0.04%	1.25%	(12.14%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724	219,306	1.66%	1.25%	26.13%

Long/Short Large-Cap (5)
05/01/2008-06/30/2008 (Unaudited)	$9.33	1,805	$16,844	0.00%	1.25%	(6.70%)

International Small-Cap
01/01/2008-06/30/2008 (Unaudited)	$9.77	1,676	$16,369	0.31%	1.25%	(7.03%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006-12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

Equity Index
01/01/2008-06/30/2008 (Unaudited)	$37.32	3,216	$120,014	0.01%	1.25%	(12.59%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%
2004	34.84	6,277	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533	240,305	1.38%	1.25%	26.70%

Small-Cap Index
01/01/2008-06/30/2008 (Unaudited)	$15.42	1,455	$22,445	0.02%	1.25%	(10.02%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%
2003	12.70	4,347	55,212	0.71%	1.25%	44.71%

Diversified Research
01/01/2008-06/30/2008 (Unaudited)	$11.58	2,664	$30,860	0.01%	1.25%	(10.45%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%
2004	11.26	3,824	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548	36,382	0.41%	1.25%	30.98%

Equity
01/01/2008-06/30/2008 (Unaudited)	$17.63	1,433	$25,262	0.08%	1.25%	(11.41%)
2007	19.90	1,575	31,337	0.21%	1.25%	4.94%
2006	18.96	1,841	34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%
2004	16.80	3,164	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293	69,453	0.35%	1.25%	22.79%

American Funds Growth-Income
01/01/2008-06/30/2008 (Unaudited)	$11.26	3,505	$39,448	0.00%	1.25%	(11.82%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005-12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

American Funds Growth
01/01/2008-06/30/2008 (Unaudited)	$13.03	3,208	$41,792	0.00% (6)	1.25%	(8.46%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005-12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

Large-Cap Value
01/01/2008-06/30/2008 (Unaudited)	$13.73	4,598	$63,130	0.02%	1.25%	(13.62%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%
2004	12.77	11,131	142,135	1.21%	1.25%	8.56%
2003	11.76	11,728	137,942	1.19%	1.25%	29.61%

See Notes to Financial Statements
See explanation of references on page 1-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Technology
01/01/2008-06/30/2008 (Unaudited)	$5.77	609	$3,515	0.18%	1.25%	(17.91%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%
2003	4.35	2,337	10,170	0.00%	1.25%	40.80%

Short Duration Bond
01/01/2008-06/30/2008 (Unaudited)	$10.44	3,344	$34,922	3.73%	1.25%	(2.06%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)
05/01/2003-12/31/2003	10.01	6,105	61,128	2.57%	1.25%	0.13%

Floating Rate Loan
01/01/2008-06/30/2008 (Unaudited)	$9.44	1,833	$17,310	7.29%	1.25%	(2.95%)
05/04/2007-12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

Diversified Bond
01/01/2008-06/30/2008 (Unaudited)	$10.00	3,816	$38,158	3.75%	1.25%	(4.28%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006-12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Growth LT
01/01/2008-06/30/2008 (Unaudited)	$37.56	3,475	$130,534	0.09%	1.25%	(11.04%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%
2004	32.09	7,734	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025	295,057	0.00%	1.25%	32.31%

Focused 30
01/01/2008-06/30/2008 (Unaudited)	$13.57	1,754	$23,799	0.08%	1.25%	(9.62%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%
2004	7.83	882	6,902	0.05%	1.25%	13.42%
2003	6.90	999	6,895	0.00%	1.25%	40.49%

Health Sciences
01/01/2008-06/30/2008 (Unaudited)	$11.83	418	$4,944	0.00%	1.25%	(8.60%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149	10,017	0.00%	1.25%	26.24%

Mid-Cap Equity (7)
01/01/2008-06/30/2008 (Unaudited)	$20.33	4,279	$86,999	0.00%	1.25%	(9.74%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%
2004	19.09	6,090	116,274	0.36%	1.25%	23.52%
2003	15.46	6,335	97,916	0.56%	1.25%	27.50%

Large-Cap Growth (8)
01/01/2008-06/30/2008 (Unaudited)	$7.39	2,206	$16,310	0.00%	1.25%	(15.31%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%
2004	7.53	11,511	86,641	0.63%	1.25%	3.35%
2003	7.28	10,967	79,865	0.22%	1.25%	23.81%

International Large-Cap
01/01/2008-06/30/2008 (Unaudited)	$10.62	6,677	$70,894	0.63%	1.25%	(8.25%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064	85,686	1.28%	1.25%	28.90%

Small-Cap Value
01/01/2008-06/30/2008 (Unaudited)	$20.26	860	$17,431	0.02%	1.25%	(3.10%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%
05/01/2003-12/31/2003	12.59	2,036	25,627	1.36%	1.25%	25.88%

See Notes to Financial Statements
See explanation of references on page 1-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Multi-Strategy
01/01/2008-06/30/2008 (Unaudited)	$33.96	1,429	$48,534	0.26%	1.25%	(7.57%)
2007	36.74	1,593	58,523	2.67%	1.25%	3.04%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646	106,037	1.51%	1.25%	21.74%

Main Street Core
01/01/2008-06/30/2008 (Unaudited)	$33.00	3,232	$106,677	0.01%	1.25%	(10.19%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%
2004	29.94	6,307	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619	210,859	0.97%	1.25%	25.38%

Emerging Markets
01/01/2008-06/30/2008 (Unaudited)	$24.60	2,122	$52,200	0.17%	1.25%	(11.87%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%
2003	9.30	4,594	42,748	1.11%	1.25%	66.35%

Money Market
01/01/2008-06/30/2008 (Unaudited)	$16.14	3,019	$48,734	2.62%	1.25%	0.72%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,186	76,551	0.78%	1.25%	(0.47%)

High Yield Bond
01/01/2008-06/30/2008 (Unaudited)	$28.94	1,470	$42,557	7.62%	1.25%	(2.67%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231	130,232	7.37%	1.25%	18.80%

Managed Bond
01/01/2008-06/30/2008 (Unaudited)	$29.39	5,288	$155,418	2.95%	1.25%	(0.49%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%
2003	25.24	10,717	270,478	4.25%	1.25%	4.91%

Inflation Managed
01/01/2008-06/30/2008 (Unaudited)	$30.17	3,995	$120,557	3.80%	1.25%	2.77%
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%
2003	24.97	5,851	146,092	0.09%	1.25%	6.90%

Comstock (9)
01/01/2008-06/30/2008 (Unaudited)	$9.43	4,044	$38,124	0.00%	1.25%	(17.03%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710	32,121	0.94%	1.25%	29.76%

Mid-Cap Growth
01/01/2008-06/30/2008 (Unaudited)	$8.83	2,783	$24,574	0.02%	1.25%	(10.46%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957	10,573	0.00%	1.25%	28.77%

Real Estate
01/01/2008-06/30/2008 (Unaudited)	$30.84	729	$22,482	0.86%	1.25%	(5.87%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%
2003	18.51	2,316	42,881	3.04%	1.25%	35.82%

See Notes to Financial Statements
See explanation of references on page 1-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Small-Cap Equity (10)
01/01/2008-06/30/2008 (Unaudited)	$13.72	1,052	$14,430	0.03%	1.25%	(2.29%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005-12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

AllianceBernstein VPS Balanced Wealth Strategy Class B (5)
05/06/2008-06/30/2008 (Unaudited)	$9.33	117	$1,095	0.00%	1.25%	(7.34%)

BlackRock Global Allocation V.I. Class III (5)
05/01/2008-06/30/2008 (Unaudited)	$9.71	1,524	$14,795	0.00%	1.25%	(2.93%)

Franklin Templeton VIP Founding Funds Allocation Class 4 (5)
05/06/2008-06/30/2008 (Unaudited)	$9.21	47	$437	0.00%	1.25%	(8.37%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The ratios of expenses to average net assets for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(5)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(6)	Amount represents less than 0.005%.

(7)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(8)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(9)	Prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account.

(10)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2008 is comprised of thirty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., and Franklin Templeton Variable Insurance Products Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section G of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts listed in the following table:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Long/Short Large-Cap	May 1, 2008	BlackRock Global Allocation V.I. Class III	May 1, 2008
AllianceBernstein VPS Balanced Wealth Strategy Class B	May 6, 2008	Franklin Templeton VIP Founding Funds Allocation Class 4	May 6, 2008
     The net assets of the Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 395,902 outstanding accumulation units (valued at $1,942,039) of the Concentrated Growth Variable Account were exchanged for 97,532 accumulation units with equal value of the Equity Variable Account; and a total of 271,752 outstanding accumulation units (valued at $2,787,459) of the Capital Opportunities Variable Account were exchanged for 74,912 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were characterized as Level 1 as defined in SFAS 157.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the periods ended June 30, 2008,were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth	$3,080	$3,391
International Value	1,277	18,171
Long/Short Large-Cap (1)	18,959	640
International Small-Cap	428	3,404
Equity Index	14,645	14,693
Small-Cap Index	346	17,985
Diversified Research	991	12,235
Equity	211	3,009
American Funds Growth-Income	1,346	9,414
American Funds Growth	11,163	6,500
Large-Cap Value	1,115	6,830
Technology	1,536	3,496
Short Duration Bond	4,105	4,126
Floating Rate Loan	2,333	1,560
Diversified Bond	3,129	4,644
Growth LT	7,657	16,848
Focused 30	9,336	10,011
Health Sciences	1,966	3,610
Mid-Cap Equity (2)	745	12,692
Large-Cap Growth	678	5,146
International Large-Cap	2,658	10,459
Small-Cap Value	3,022	3,672
Multi-Strategy	336	6,372
Main Street Core	262	17,450
Emerging Markets	2,973	14,504
Money Market	30,897	25,798
High Yield Bond	2,559	7,328
Managed Bond	4,624	19,131
Inflation Managed	7,036	16,882
Comstock	1,093	12,736
Mid-Cap Growth	4,859	14,382
Real Estate	2,427	9,316
Small-Cap Equity	7,847	1,374
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)
	1,280	141
BlackRock Global Allocation V.I. Class III (1)
	15,355	91
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	586	107

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2008 and for the year or period ended December 31, 2007 were as follows (amounts in thousands):

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (1)	436	(447)	(11)	824	(742)	82
International Value	365	(1,072)	(707)	1,221	(1,878)	(657)
Long/Short Large-Cap (2)	1,884	(79)	1,805
International Small-Cap	239	(525)	(286)	1,100	(935)	165
Equity Index	441	(434)	7	418	(1,306)	(888)
Small-Cap Index	105	(1,189)	(1,084)	907	(1,004)	(97)
Diversified Research	228	(1,115)	(887)	480	(1,550)	(1,070)
Equity	29	(171)	(142)	273	(539)	(266)
American Funds Growth-Income	359	(998)	(639)	1,256	(1,445)	(189)
American Funds Growth	1,059	(707)	352	1,169	(2,140)	(971)
Large-Cap Value	358	(717)	(359)	1,128	(2,257)	(1,129)
Technology	319	(642)	(323)	719	(510)	209
Short Duration Bond	753	(737)	16	1,049	(2,754)	(1,705)
Floating Rate Loan	401	(306)	95	2,226	(488)	1,738
Diversified Bond	730	(860)	(130)	2,595	(629)	1,966
Growth LT	255	(472)	(217)	292	(1,207)	(915)
Focused 30	833	(905)	(72)	1,276	(1,079)	197
Health Sciences	191	(342)	(151)	400	(334)	66
Mid-Cap Equity (3)	350	(880)	(530)	1,003	(1,809)	(806)
Large-Cap Growth	284	(862)	(578)	1,032	(3,731)	(2,699)
International Large-Cap	911	(1,579)	(668)	1,473	(6,009)	(4,536)
Small-Cap Value	365	(395)	(30)	369	(748)	(379)
Multi-Strategy	35	(199)	(164)	130	(449)	(319)
Main Street Core	178	(654)	(476)	393	(1,016)	(623)
Emerging Markets	261	(695)	(434)	869	(1,307)	(438)
Money Market	2,564	(2,228)	336	5,649	(5,792)	(143)
High Yield Bond	169	(322)	(153)	322	(721)	(399)
Managed Bond	623	(1,070)	(447)	1,250	(1,574)	(324)
Inflation Managed	641	(940)	(299)	1,058	(1,045)	13
Comstock	461	(1,501)	(1,040)	2,415	(1,655)	760
Mid-Cap Growth	892	(1,913)	(1,021)	1,622	(1,844)	(222)
Real Estate	126	(329)	(203)	234	(663)	(429)
Small-Cap Equity (1)	598	(131)	467	487	(218)	269
AllianceBernstein VPS Balanced Wealth
Strategy Class B (2)	134	(17)	117
BlackRock Global Allocation V.I. Class III (2)	1,554	(30)	1,524
Franklin Templeton VIP Founding Funds
Allocation Class 4 (2)	58	(11)	47

(1)	Prior to May 1, 2007, Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(3)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

Semi-Annual Report
as of June 30, 2008

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 2378 Omaha, NE 68103-2378 ADDRESS SERVICE REQUESTED

Form No. 142-7-08A